CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues:
Organized tours	$ 553,271,038	3,432,825,480	1,892,826,128	1,075,094,044
Self-guided tours	15,009,114	93,125,546	48,900,513	32,359,164
Others	4,634,682	28,756,346	20,744,092	12,874,316
Total revenues	572,914,834	3,554,707,372	1,962,470,733	1,120,327,524
Less: Business and related taxes	(3,186,054)	(19,768,193)	(12,783,319)	(7,446,944)
Net revenues	569,728,780	3,534,939,179	1,949,687,414	1,112,880,580
Cost of revenues	(533,281,887)	(3,308,800,795)	(1,829,665,386)	(1,073,731,629)
Gross profit	36,446,893	226,138,384	120,022,028	39,148,951
Operating expenses:
Research and product development	(16,903,835)	(104,881,535)	(38,994,362)	(33,369,749)
Sales and marketing	(69,978,901)	(434,191,090)	(110,070,612)	(57,993,819)
General and administrative	(26,913,523)	(166,987,647)	(69,678,933)	(62,005,515)
Other operating income	1,112,370	6,901,814	1,688,560	773,727
Total operating expenses	(112,683,889)	(699,158,458)	(217,055,347)	(152,595,356)
Loss from operations	(76,236,996)	(473,020,074)	(97,033,319)	(113,446,405)
Other income/(expense)
Interest income	5,042,000	31,283,593	16,163,339	7,431,724
Foreign exchange related gains / (losses), net	(859,627)	(5,333,644)	1,286,468	(740,678)
Other loss, net	(126,958)	(787,726)	(48,567)	(356,674)
Loss before income tax expense	(72,181,581)	(447,857,851)	(79,632,079)	(107,112,033)
Income tax expense				(77,890)
Net loss	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Deemed dividends to preferred shareholders	(2,515,216)	(15,605,908)	(59,428,400)
Net loss attributable to ordinary shareholders	(74,696,797)	(463,463,759)	(139,060,479)	(107,189,923)
Net loss	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(218,783)	(1,357,458)	(4,857,417)	(62,321)
Comprehensive loss	$ (72,400,364)	(449,215,309)	(84,489,496)	(107,252,244)
Loss per share
Net loss per ordinary share attributable to ordinary shareholders-basic and diluted (in dollars per share)	$ (0.71)	(4.38)	(5.35)	(4.12)
Weighted average number of ordinary shares used in computing basic and diluted loss per share (in shares)	105,746,313	105,746,313	26,000,000	26,000,000